Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2015
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Lease Commitment and Total Rental Expense

Note 13. Lease Commitment and Total Rental Expense

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2016	$285,808
2017	66,925
2018	26,721
2019	19,622
2020	19,306

$418,382

The total rental expense included in the income statements for the years ended December 31, 2015, 2014 and 2013 is $111,684, $104,384 and $150,333, respectively.